Debt and Capital Lease Obligations (UPCB SPE Notes Redemption Price) (Schedule) (Details)	Dec. 31, 2014
UPCB Finance I Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015	103.813%
2016	102.542%
2017	101.271%
2018	100.00%
2019	100.00%
2020 and thereafter	100.00%
UPCB Finance II Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015	103.188%
2016	102.125%
2017	101.063%
2018	100.00%
2019	100.00%
2020 and thereafter	100.00%
UPCB Finance III Senior Secured Notes [Member]
Debt Instrument [Line Items]
2015	103.313%
2016	102.208%
2017	101.104%
2018	100.00%
2019	100.00%
2020 and thereafter	100.00%
UPCB Finance V Senior Secured Notes [Member]
Debt Instrument [Line Items]
2016	103.625%
2017	102.417%
2018	101.208%
2019	100.00%
2020 and thereafter	100.00%
UPCB Finance VI Senior Secured Notes [Member]
Debt Instrument [Line Items]
2017	103.438%
2018	102.292%
2019	101.146%
2020 and thereafter	100.00%